Summary of Significant Accounting Policies - Schedule of Asset's Expected Useful Life (Detail)	12 Months Ended
Dec. 31, 2023
Bottom of range [member] | Process plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	5 years
Bottom of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	3 years
Bottom of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	3 years
Bottom of range [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	2 years
Top of range [member] | Process plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	10 years
Top of range [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	5 years
Top of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	11 years
Top of range [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Asset's expected useful life	11 years